Fair Value Measurement (Tables)	6 Months Ended
Jun. 30, 2020
Fair Value Disclosures [Abstract]
Schedule of assets and liabilities carried at fair value measured on a recurring basis
June 30, 2020 (Unaudited)	Level 1	Level 2	Level 3	Total
Current Assets
Marketable securities
Common stocks	$95,754	$207,295	$-	$303,049
Investments in derivatives
Warrants	-	-	102,087	102,087
Total assets at fair value	$95,754	$207,295	$102,087	$405,136

December 31, 2019	Level 1	Level 2	Level 3	Total
Current Assets
Marketable securities
Common stocks	$806,778	$256,333	$-	$1,063,111
Investments in derivatives
Warrants	-	-	203,320	203,320
Total assets at fair value	$806,778	$256,333	$203,320	$1,266,431

Schedule of fair value reconciliation of Level 3 assets
Warrants
Balance at January 1, 2020	$203,320
Change in unrealized depreciation	(101,233)
Balance at June 30, 2020 (Unaudited)	$102,087
Net change in unrealized depreciation relating to investments still held at June 30, 2020	(101,233)

Warrants
Balance at January 1, 2019	$115,721
Change in unrealized appreciation	310,195
Balance at June 30, 2019 (Unaudited)	$425,916
Net change in unrealized appreciation relating to investments still held at June 30, 2019	310,195

Schedule of quantitative information about the group’s level 3 fair value measurements of investment
June 30, 2020 (Unaudited)	Valuation technique	Unobservable input	Range (weighted average)	Sensitivity of fair value to input

Warrants	Black-Scholes Model	Estimated time to exit Historical Volatility	6-12 months 73% - 277%	10% increase (decrease) in volatility would result in increase (decrease) in fair value by $20,428

December 31, 2019	Valuation technique	Unobservable input	Range (weighted average)	Sensitivity of fair value to input

Warrants	Black-Scholes Model	Estimated time to exit Historical Volatility	12-18 months 73% - 301%	10% increase (decrease) in volatility would result in increase (decrease) in fair value by $17,871

Schedule of derivative activities based on their notional amount and number of contracts
	Long Exposure
	June 30, 2020 (Unaudited)		December 31, 2019
Primary underlying risk	Notional Amounts	Number of Warrants	Notional Amounts	Number of Warrants
Equity Price
Warrants	$214,141	2,234,373	$265,576	2,234,373

Schedule of fair value amounts of derivative instruments included in the consolidated balance sheets
	June 30, 2020 (Unaudited)		December 31, 2019
Primary underlying risk	Derivative assets	Derivative liabilities	Derivative assets	Derivative liabilities
Equity Price
Warrants	$102,087	$-	$203,320	$-

	For the six months ended June 30,
	2020		2019
	(Unaudited)		(Unaudited)
Primary underlying risk	Realized gain (loss)	Unrealized gain (loss)	Realized gain (loss)	Unrealized gain (loss)
Equity Price
Warrants	$-	$(101,233)	$-	$310,195

Schedule of unrealized gains and losses
For the six months ended June 30, 2020
(Unaudited)
Upward adjustments	$1,635,939
Total unrealized gain for non-marketable investments	$1,635,939

Schedule of carrying value of our non-marketable investments
	June 30, 2020	December 31, 2019
	(Unaudited)
Initial cost basis	$6,094,712	$6,094,712
Upward adjustments	2,653,407	1,017,468
Downward adjustments (including impairment)	-	-
Total carrying value at the end of the period	$8,748,119	$7,112,180